Shareholder Report, Holdings (Details)	May 31, 2024
LGM Risk Managed Total Return Fund Institutional Class | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%
LGM Risk Managed Total Return Fund Institutional Class | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%
LGM Risk Managed Total Return Fund Institutional Class | Liabilitiesin Excessof Other Assets Sector [Member]
Holdings [Line Items]
Percent of Total Investments	(0.70%)
Essential 40 Stock Fund Class I Shares | Morgan Stanley Institutional Liquidity Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Essential 40 Stock Fund Class I Shares | S P D R S And P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Essential 40 Stock Fund Class I Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	48.20%
Essential 40 Stock Fund Class I Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%